Share-based Payments - Additional Information (Detail) R$ in Thousands				12 Months Ended
	Apr. 18, 2017 USD ($)	Mar. 29, 2017	Nov. 14, 2016	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 BRL (R$) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 BRL (R$) shares	Dec. 31, 2015 BRL (R$)	Dec. 31, 2017 BRL (R$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse stock split description	1.0 for 3.0 share split			1.0 for 3.0 share split	1.0 for 3.0 share split
Reverse stock split ratio	0.33			0.33	0.33
Description of share-base payments				The options under the Plan were granted at the discretion of the Board; as such, the Board has full authority to establish terms and conditions of any award consistent with the provisions of the Plan and to waive any such terms and conditions at any time. The Plan was set up for the following purposes (i) attracting, retaining and motivating its beneficiaries; (ii) adding value to quote-holders; and (iii) encouraging the view of entrepreneurs of the business.	The options under the Plan were granted at the discretion of the Board; as such, the Board has full authority to establish terms and conditions of any award consistent with the provisions of the Plan and to waive any such terms and conditions at any time. The Plan was set up for the following purposes (i) attracting, retaining and motivating its beneficiaries; (ii) adding value to quote-holders; and (iii) encouraging the view of entrepreneurs of the business.
Total non-current liabilities				$ 240,728,000			R$ 616,695		R$ 796,330
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of share option to be granted | shares				631,470	631,470
Cash-settled arrangements [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of cash-settled arrangements				4 years	4 years
Percentage of common shares subject award vesting percentage				25.00%	25.00%
Monthly installments in cash-settled arrangements				36 months	36 months
Increase in equity, capital Reserves				$ 4,143,000	R$ 13,706
Total non-current liabilities				$ (4,143,000)					R$ (13,706)
Number of shares repurchased | shares				0	0	7,320	7,320
Number of share options granted						110,250	110,250	12,000
Unrecognized compensation cost				$ 2,027,000	R$ 6,707
Weighted average period				1 year 2 months 19 days	1 year 2 months 19 days
Fair value per shares | $						$ 40.46
Equity-settled arrangements [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted		42,500	7,750	127,500	127,500	23,250	23,250
Fair value per shares | $	$ 18.00
Cash and equity settled share based payment arrangements [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense (income)				$ 4,190,000	R$ 13,860		R$ 930	R$ 3,444